Capital Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources

	2021	2020
	£m	£m
CET1 capital	10,820	11,057
AT1 capital	2,119	2,281
Tier 1 capital	12,939	13,338
Tier 2 capital	1,816	1,909
Total regulatory capital(1)	14,755	15,247
(1)    Capital resources include a transitional IFRS 9 benefit at 31 December 2021 of £21m(2020: £73m).